Operating costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of operating costs

	2024	2023	2022

Commission and incentive costs	3,460,647	3,070,875	2,813,308
Operating losses	171,600	136,014	139,734
Other costs	1,430,785	1,192,034	918,054
Clearing house and proprietary funds fees	575,737	474,013	427,844
Third parties’ services	68,847	59,374	53,779
Credit card cashback	435,064	379,711	262,429
Other	351,137	278,936	174,002
Total	5,063,032	4,398,923	3,871,096